Note 8 - Financial Instruments - Changes in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Balance, beginning of period	$ 60,121	$ 49,431
Provision for doubtful accounts	45,184	56,300
Bad debts written off	(38,902)	(41,802)
Adjustment from IFRS 9 adoption	23,636
Foreign exchange	(3,744)	(3,808)
Balance, end of period	$ 86,295	$ 60,121